Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The HRCC generally grants LTI awards to our executive officers, including each of the NEOs, at its regularly scheduled February meeting of each year. In certain circumstances, including the hiring, promotion or retention of an individual, the HRCC may approve grants to be effective at other times. The HRCC did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025 and did not time the disclosure of material nonpublic information in 2025 for the purpose of affecting the value of executive compensation.

Award Timing Method	The HRCC generally grants LTI awards to our executive officers, including each of the NEOs, at its regularly scheduled February meeting of each year. In certain circumstances, including the hiring, promotion or retention of an individual, the HRCC may approve grants to be effective at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The HRCC did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025 and did not time the disclosure of material nonpublic information in 2025 for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false